Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,368,143	$ 2,918,180	$ 2,833,520
Post-employment benefits	99,217	105,449	140,474
Share-based payments recognized	138,794	29,176	791,310
Key management personnel compensation	$ 2,606,154	$ 3,052,805	$ 3,765,304